Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) - Inventories - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw materials	$ 51,374	$ 31,445
Work-in-process	24,408	3,652
Finished goods	47,717	36,690
Total inventory	123,499	71,787
Inventory reserve	(1,327)	(841)
Inventory, net of reserve	$ 122,172	$ 70,946